Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net (loss) income	$ (947,511)	$ 264,207	$ (55,927)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment loss	715,220	37,744	12,497
Foreign exchange loss (gain), net	443,977	(101,040)	(5,611)
Amortization	401,355	492,021	410,264
Depreciation	401,085	390,448	369,564
Service revenue amortization	209,774	116,980	107,812
Loss on extinguishment of debt	25,733	0	73,806
Debt issuance cost amortization	23,217	18,347	40,366
Stock-based payment expense	4,704	26,346	36,067
Gain on sale of Double Down Interactive LLC	(51,348)	0	0
Deferred income tax provision	(296,265)	(153,649)	(149,241)
Other non-cash costs, net	25,768	(142)	50,626
Changes in operating assets and liabilities, excluding the effects of disposition and acquisitions:
Trade and other receivables	45,465	(23,758)	83,218
Inventories	51,406	(76,321)	10,219
Upfront Italian license fees	(244,698)	(665,260)	0
Accounts payable	(3,031)	(22,855)	(53,762)
Other assets and liabilities	(118,923)	(21,736)	(160,330)
Net cash provided by operating activities	685,928	281,332	769,568
Cash flows from investing activities
Proceeds from sale of Double Down Interactive LLC, net of cash divested	823,788	0	0
Proceeds from sale of assets	167,452	185,798	230,587
Capital expenditures	(698,010)	(541,943)	(376,521)
Acquisition of IGT, net of cash acquired	0	0	(3,241,415)
Other	5,435	40,160	51,939
Net cash provided by (used in) investing activities	298,665	(315,985)	(3,335,410)
Cash flows from financing activities
Principal payments on long-term debt	(1,754,259)	(357,513)	(2,714,867)
Dividends paid	(162,528)	(161,179)	(209,589)
Return of capital - non-controlling interests	(52,352)	(35,407)	(30,568)
Dividends paid - non-controlling interests	(50,601)	(32,717)	(29,156)
Payments in connection with the early extinguishment of debt	(38,832)	0	(79,526)
Return of capital - redeemable non-controlling interests	(32,039)	0	0
Debt issuance costs paid	(16,378)	(10,825)	(84,859)
Dividends paid - redeemable non-controlling interests	(7,307)	0	0
Net (payments of) receipts from financial liabilities	(150)	30,595	(21,539)
Capital increase - non-controlling interests	41,011	40,771	9,049
Capital increase - redeemable non-controlling interests	107,457	215,684	0
Proceeds from long-term debt	1,762,270	0	6,521,991
Payments to withdrawing shareholders	0	0	(407,759)
Payments on bridge facility	0	0	(51,409)
Payments in connection with note consents	0	0	(29,022)
Proceeds from interest rate swaps	0	0	67,773
Other	(43,264)	(1,548)	(20,353)
Net cash (used in) provided by financing activities	(246,972)	(312,139)	2,920,166
Net increase (decrease) in cash and cash equivalents	737,621	(346,792)	354,324
Effect of exchange rate changes on cash	25,703	13,402	(34,262)
Cash and cash equivalents at the beginning of the period	294,094	627,484	307,422
Cash and cash equivalents at the end of the period	1,057,418	294,094	627,484
Supplemental Cash Flow Information
Interest paid	(417,110)	(450,655)	(365,479)
Income taxes paid	(296,386)	(183,278)	(199,195)
Capital expenditures	(62,858)	(76,174)	(32,879)
Equity consideration related to IGT acquisition	0	0	(928,884)
Non-cash investing activities, net	(62,858)	(76,174)	(961,763)
Dividends declared - non-controlling interests	(12,588)	(12,696)	0
Non-cash financing activities, net	$ (12,588)	$ (12,696)	$ 0